Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business

1.      BUSINESS

The financial statements presented in this report represent the consolidation of Waste Connections, Inc., a corporation organized under the laws of Ontario, Canada, and its wholly-owned and majority-owned subsidiaries. When the terms the “Company” or “Waste Connections” are used in this document, those terms refer to Waste Connections, Inc. and its consolidated subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company is an integrated solid waste services company that provides non-hazardous waste collection, transfer and disposal services, along with resource recovery primarily through recycling and renewable fuels generation, in mostly exclusive and secondary markets in the U.S. and Canada. Waste Connections also provides non-hazardous oil and natural gas exploration and production (“E&P”) waste treatment, recovery and disposal services in several basins across the U.S., as well as intermodal services for the movement of cargo and solid waste containers in the Pacific Northwest.